CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
REVENUES
Universal life and investment-type product policy fee income	$ 817	$ 767	$ 1,713	$ 1,490
Premiums	133	128	285	276
Net investment income (loss):
Investment income (loss) from derivative instruments	275	1,259	(91)	1,104
Other Investment Income (Loss)	559	503	1,166	1,053
Total net investment income (loss)	834	1,762	1,075	2,157
Investment gains (losses), net:
Total other-than-temporary impairment losses	(23)	(44)	(23)	(76)
Portion of loss recognized in other comprehensive income (loss)	1	3	1	5
Net impairment losses recognized	(22)	(41)	(22)	(71)
Other investment gains (losses), net	(5)	14	(8)	45
Total investment gains (losses), net	(27)	(27)	(30)	(26)
Commissions, fees and other income	951	930	1,909	1,843
Increase (decrease) in fair value of reinsurance contracts	694	1,827	(239)	1,780
Total revenues	3,402	5,387	4,713	7,520
BENEFITS AND OTHER DEDUCTIONS
Policyholders benefits	684	1,224	1,162	1,808
Interest credited to policyholders account balances	251	216	493	449
Compensation and benefits	465	442	927	922
Commissions	293	259	565	502
Distribution related payments	78	71	153	138
Amortization of deferred sales commissions	10	12	20	24
Interest expense	26	27	53	54
Amortization of deferred policy acquisition costs	188	516	565	369
Capitalization of deferred policy acquisition costs	(246)	(227)	(470)	(440)
Rent expense	61	56	123	118
Amortization Of Other Intangible Assets	6	6	12	12
Other operating costs and expenses	390	311	801	646
Total benefits and other deductions	2,206	2,913	4,404	4,602
Earnings (loss) from continuing operations, before income taxes	1,196	2,474	309	2,918
Income tax (expense) benefit	(401)	(832)	(45)	(808)
Net earnings (loss)	795	1,642	264	2,110
Less: net (earnings) loss attributable to the noncontrolling interest	(58)	(51)	(129)	(123)
Net Earnings (Loss) Attributable to AXA Equitable	$ 737	$ 1,591	$ 135	$ 1,987